Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before Provision for Income Taxes by Geographic Locations

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	2015	2014
United States	$(75,336)	$(15,007)
Foreign	(109,071)	12,851

	$(184,407)	$(2,156)

Schedule of Provision for Income Taxes

The provision for income taxes consists of the following for the years ended December 31:

	2015	2014
Current:
Federal	$—	$—
State	2	—
Foreign	671	3,040

Total current	673	3,040
Deferred:
Federal	$—	—
State	—	—
Foreign	—	—

Total deferred	—	—
Total provision for income taxes	$673	$3,040

Reconciliation between Actual Income Tax Expense and Income Tax

The reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes for the years ended December 31 is as follows:

	2015	2014
Provision for income taxes at U.S. Federal statutory rate	$(64,542)	$(755)
State taxes, net of federal benefit	(1,436)	13
Foreign taxes at different rate	26,552	(1,444)
Non-deductible expenses	67	(2)
Non-taxable income	(288)
Valuation allowance	26,344	6,263
Other	807	2
Prior year deconsolidation	—	(1,237)
Impairments and intangible amortization	194	200
Stock Based Compensation	12,975	—

	$673	$3,040

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities for federal, state and foreign income taxes are as follows at December 31 are presented below:

	2015	2014
Deferred income tax assets:
Net operating loss carry forwards	$55,294	$31,785
Temporary differences due to accrued warranty costs	666	706
Temporary differences due to bonus and vacation accrual	22	16
Employment turnover	283	666
Investment in subsidiaries	3,103	3,257
Credits	16	16
Allowance for bad debts	335	1,196
Fair value adjustment arising from subsidiaries acquisition	3,377	358
Other temporary differences	3,077	1,041

	66,173	39,041

Valuation allowance	(65,325)	(38,017)

Total deferred income tax assets	848	1,024

Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	4,031	3,680
Other	168

Total deferred income tax liabilities	4,199	3,680

Net deferred tax liabilities	$3,351	$2,656